CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASHAs of December 31, 2019, 2018 and 2017, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2019	2018	2017
Cash and cash equivalents	88,931	305,352	309,029
Short term restricted cash	15,449	20,272	8,110
Long term restricted cash	58,864	46,981	54,845
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	163,244	372,605	371,984

Amounts included in short-term and long-term restricted cash include primarily cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our recourse debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. In addition, short-term restricted cash includes amounts required to be set aside by our margin calls on derivative positions and minor amounts secured for tax payments or for claims processes.